                                          FORM N-SAR
                                      SEMI-ANNUAL REPORT
                             FOR REGISTERED INVESTMENT COMPANIES

Report for six month period ending:     /     /    (a)
        or fiscal year ending:            12/31/00 (b)

Is this a transition report? (Y/N)     N
                                    -------

Is this an amendment to a previous filing?  (Y/N)     N
                                                   -------

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.


1.      A.     Registrant Name:     Farmers Annuity Separate Account A

        B.     File Number:         811-09547

        C.     Telephone Number:    206-232-8400

2.      A.     Street:              3003 - 77th Avenue, S.E.

        B.     City:  Mercer Island C.      State:  WA    D.     Zip Code:  98040        Zip Ext:

        E.     Foreign Country:                           Foreign Postal Code:

3.      Is this the first filing on this form by Registrant?  (Y/N)             N
                                                                    --------------------------
4.      Is this the last filing on this form by Registrant?  (Y/N)              N
                                                                    --------------------------
5.      Is Registrant a small business investment company (SBIC)?  (Y/N)        N
                                                                        ----------------------

        [If answer is "Y" (Yes), complete only items 89 through 110.]
6.      Is Registrant a unit investment trust (UIT)?  (Y/N)                     Y
                                                             ---------------------------------
        [If answer is "Y" (Yes) complete only items 111 through 132.]

7.      A.     Is Registrant a series or multiple portfolio company?  (Y/N)          N
               [If answer is "N" (No), go to item 8.]                      -------------------

        B.     How many separate series or portfolios did Registrant have at the end of the period?
                   -----

                                                        If filing more than one
                                                        Page 47, "X" box: [ ]

For period ending   12/31/00
                  ------------

File number 811-09547
                 -------------

UNIT INVESTMENT TRUSTS
111.    A.     [/]    Depositor Name:
                                       --------------------------------------------------------------

        B.     [/]    File Number (If any):
                                             --------------------------------------------------------

        C.     [/]    City:                       State:              Zip Code:        Zip Ext.:
                           --------------------          ----------             -----            ----

               [/]    Foreign Country:                                    Foreign Postal Code:
                                        ------------------                                    -------
111.    A.     [/]    Depositor Name:
                                       --------------------------------------------------------------

        B.     [/]    File Number (If any):
                                             --------------------------------------------------------

        C.     [/]    City:                       State:               Zip Code:       Zip Ext.:
                             -------------------          ----------            -----            ----

               [/]    Foreign Country:                                    Foreign Postal Code:
                                        ------------------                                    -------
112.    A.     [/]    Sponsor Name:
                                     ----------------------------------------------------------------

        B.     [/]    File Number (If any):
                                           ----------------------------------------------------------

        C.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                             -------------------          ---------             -----            ----

               [/]    Foreign Country:                                    Foreign Postal Code:
                                        ------------------                                    -------

112.    A.     [/]    Sponsor Name:
                                     ----------------------------------------------------------------

        B.     [/]    File Number (If any):
                                             --------------------------------------------------------

        C.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                             -------------------          ---------             -----            ----

               [/]    Foreign Country:                                    Foreign Postal Code:
                                        ------------------                                    -------

                                                        If filing more than one
                                                        Page 48, "X" box: [ ]


For period ending   12/31/00
                  ------------

File number 811-09547
                --------------

113.    A.     [/]    Trustee Name:
                                     ----------------------------------------------------------------
        B.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                           ---------------------         -----------            -----            ----
               [/]    Foreign Country:                                   Foreign Postal Code:
                                        ------------------                                    -------
113.    A.     [/]    Trustee Name:
                                     ----------------------------------------------------------------

        B.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                           ---------------------         -----------            -----            ----

               [/]    Foreign Country:                                   Foreign Postal Code:
                                        ------------------                                    -------

114.    A.     [ ]    Principal Underwriter Name:    Farmers Financial Solutions, LLC
                                                   --------------------------------------------------

        B.     [ ]    File Number 8-052361
                                  --------

        C.     [ ]    City:     Simi Valley       State:  CA        Zip Code: 93065     Zip Ext.:
                             ---------------------       ------               --------           ----

               [/]    Foreign Country:                                   Foreign Postal Code:
                                        ------------------                                   --------

114.    A.     [/]    Principal Underwriter Name:
                                                   --------------------------------------------------
        B.     [/]    File Number 8-
                                    ------

        C.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                             ---------------------         ------               ------           ----

               [/]    Foreign Country:                                   Foreign Postal Code:
                                        ------------------                                   --------

115.    A.     [/]    Independent Public Accountant Name:
                                                           ------------------------------------------

        B.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                             ---------------------         ------               ------           ----

               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------

115.    A.     [/]    Independent Public Accountant Name:
                                                           ------------------------------------------

        B.     [/]    City:                       State:               Zip Code:        Zip Ext.:
                             ---------------------         ------               ------           ----

               [/]    Foreign Country:                           Foreign Postal Code:
                                        ------------------                             --------------

                                                        If filing more than one
                                                          Page 49, "X" box: [ ]

For period ending   12/31/00
                   -----------

File number 811-09547
                ---------

116.    Family of investment companies information:

        A.     [/]    Is Registrant part of a family of investment companies?  (Y/N)
                                                                                      -----------
                                                                                          Y/N

        B.     [/]    Identify the family in 10 letters:  ____________________________________
                      (Note:  In filing this form, use this identification consistently for all investment companies in family.  This designation is for purposes of this form only.)

117.    A.     [/]    Is Registrant a separate account of an insurance company?  (Y/N)
                                                                                       -------  -----
                                                                                                 Y/N

        If answer is "Y" (Yes), are any of the following types of contracts funded by the Registrant?

        B.     [/]    Variable annuity contracts?  (Y/N)
                                                         ------------------                     -----
                                                                                                 Y/N

        C.     [/]    Scheduled premium variable life contracts?  (Y/N)
                                                                         -----------            -----
                                                                                                 Y/N

        D.     [/]    Flexible premium variable life contracts?  (Y/N)
                                                                         -----------            -----
                                                                                                 Y/N

        E.     [/]    Other types of insurance products registered under the Securities Act of 1933?  (Y/N)
                                      ------------                                              -----
                                                                                                 Y/N

118.    [/]    State the number of series existing at the end of the period that had securities registered under the Securities Act of 1933
                                                                       --------------------     -----

119.    [/]    State the number of new series for which registration statements under the
               Securities Act of 1933 became effective during the period
                                                                         --------------------   -----

120.    [/]    State the total value of the portfolio securities on the date of deposit for
               the new series included in item 119 ($000's omitted)                            $
                                                                     ------------------------   -----

121.    [/]    State the number of series for which a current prospectus was in existence at the end of the period
                                      -----------------------------------


122.    [/]    State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period
                                                                           -------------------   ----

                                                        If filing more than one
                                                          Page 50, "X" box: [ ]

For period ending   12/31/00
                  -----------

File number 811-09547
                -------------

123. [/]  State the total value of the additional units considered in answering item 122
          ($000's omitted)                                                                  $
                            ---------------------------------------------                     ------

124. [/]  State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the
          subsequent series) ($000's omitted)                                               $
                                               ------------------------                       ------

125. [ ]  State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted)  Farmers Annuity
          Separate Account A                                                                $  0
                                                                                              ------

126.      Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units
          (include the sales loads, if any, collected on units of a prior series
          placed in the portfolio of a subsequent series.)  ($000's omitted)                $ 0
                                                                              ------          ------

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):


                                                             Number of  Total Assets    Total Income
                                                              Series       ($000's      Distributions
                                                             Investing    omitted)     ($000's omitted)
                                                             ---------    --------    -----------------
A.   U.S. Treasury direct issue                            ________      $ ________      $ ________

B.   U.S. Government agency                                ________      $ ________      $ ________

C.   State and municipal tax-free                          ________      $ ________      $ ________

D.   Public utility debt                                   ________      $ ________      $ ________

E.   Brokers or dealers debt or debt of brokers' or
     dealers' parent                                       ________      $ ________      $ ________

F.   All other corporate intermed. & long-term debt        ________      $ ________      $ ________

G.   All other corporate short-term debt                   ________      $ ________      $ ________

H.   Equity securities of brokers or dealers or parents
     of brokers or dealers                                 ________      $ ________      $ ________

I.   Investment company equity securities                  ________      $ ________      $ ________

J.   All other equity securities                              1          $    7,828      $
                                                           --------        --------        --------

K.   Other securities                                      ________      $ ________      $ ________


L.   Total assets of all series of registrant                 1          $    7,828      $
                                                           --------       ---------        --------

                                                       If filing more than one
                                                         Page 51, "X" box: [ ]

For period ending  12/31/00
                  -----------

File number 811-09547
                --------

128.    [/]    Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer?  (Y/N)
                                                                     --------------             -----

               [If answer is "N" (No), go to item 131.]                                           Y/N

129.    [/]    Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? (Y/N)
                                                                                      ------    -----

               [If answer is "N" (No), go to item 131.]                                           Y/N

130.    [/]    In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)
                                -----------                                                      ----
                                                                                                  Y/N

131.           Total expenses incurred by all series of Registrant during the current reporting
               period ($000's omitted)                                                          $  19
                                   --------------------------------------                        ----

132.    [/]    List the "811" (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______

        811 - ______      811 - ______     811 - ______      811 - ______     811 - ______


This report is signed on behalf of the Registrant Mercer Island, State of Washington.

Date:  February 23, 2001.

(Name of Registrant, Depositor, or Trustee)

Farmers Annuity Separate Account A


By:  /s/ C. Paul Patsis                            Witness:  /s/ David A. Demmon
     ------------------                                      -------------------
     C. Paul Patsis                                         David A. Demmon
     President                                              Treasurer